GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Goodwill
Impairment of goodwill	$ 0.0
Changes in the net carrying amount of goodwill
Goodwill, Beginning Balance	686.2	$ 721.6
Acquisition adjustments		(0.4)
Acquired during current period	122.1
Translation adjustments	(14.7)	(35.0)
Goodwill, Ending Balance	793.6	686.2	$ 721.6
Indefinite-Lived Intangible Assets
Indefinite-lived intangible assets, carrying value	20.3	7.8
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	0.0		3.0
Mactac Acquisition
Finite Lived Intangible Assets Acquired
Intangible assets acquired	29.0
Customer relationships | Mactac Acquisition
Finite Lived Intangible Assets Acquired
Intangible assets acquired	$ 26.1
Weighted-average useful life (in years)	15 years
Patents and other acquired technology | Mactac Acquisition
Finite Lived Intangible Assets Acquired
Intangible assets acquired	$ 2.5
Weighted-average useful life (in years)	4 years
Trade names | Mactac Acquisition
Indefinite-Lived Intangible Assets
Indefinite-lived intangible assets, carrying value	$ 13.0
Label and Graphic Materials
Changes in the net carrying amount of goodwill
Goodwill, Beginning Balance	277.9	306.6
Acquired during current period	107.8
Translation adjustments	(12.4)	(28.7)
Goodwill, Ending Balance	373.3	277.9	306.6
Retail Branding and Information Solutions
Changes in the net carrying amount of goodwill
Goodwill, Beginning Balance	408.3	415.0
Acquisition adjustments		(0.4)
Transfer	(53.1)
Translation adjustments	(1.3)	(6.3)
Goodwill, Ending Balance	353.9	408.3	$ 415.0
Accumulated impairment losses	820.0	$ 820.0
Industrial and Healthcare Materials
Changes in the net carrying amount of goodwill
Acquired during current period	14.3
Transfer	53.1
Translation adjustments	(1.0)
Goodwill, Ending Balance	$ 66.4